Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit expense for the plans
Estimated pension plan contributions	$ 36		$ 36
Defined benefit pension plan
Components of net periodic benefit expense for the plans
Service costs	0.6	0.7	1.9	2.1	5.0	6.1	3.1
Interest costs	9.3	9.3	28.0	27.8	37.7	39.8	40.0
Expected return on plan assets	(10.9)	(11.1)	(32.8)	(33.4)	(44.7)	(46.5)	(40.4)
Amortization	0.9	0.4	2.7	1.3	2.1	1.3	2.2
Net periodic benefit expense (income)	(0.1)	(0.7)	(0.2)	(2.2)	0.1	0.7	4.9
Company contributions					31.6	29.9
United Kingdom plan
Components of net periodic benefit expense for the plans
Company contributions			22.0
U.S. plan
Components of net periodic benefit expense for the plans
Company contributions			$ 7.0